Income Taxes - Narrative (Details) $ in Millions		12 Months Ended
	Dec. 23, 2020 shares	Dec. 31, 2022 USD ($) jurisdiction	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2022 USD ($)
Income Tax
Number of non-U.S. tax jurisdictions in which the entity is operating | jurisdiction		20
Non-U.K. tax benefit rate differentials		$ 14	$ 10	$ 9
Gross operating loss carryforwards		3,004
Operating loss carryforwards, valuation allowance			237
Net deferred tax assets before valuation allowance		730	741
Net operating loss carryforwards		621	621
Valuation allowance on net deferred tax assets		719	664
Deferred income taxes		11	77
Income tax benefit		(63)	31	(12)
Net deferred tax assets		11	77
Unrecognized tax benefits which, if recognized, would affect the effective tax rate		$ 3	3	$ 1
Number of months from the reporting date during which unrecognized tax benefit would result in change in income tax		12 years
Undistributed earnings of foreign subsidiaries		$ 2
Domestic Tax Authority
Income Tax
Net deferred tax assets		11	14
SK Capital | Huntsman
Income Tax
Number of shares sold (shares) | shares	42,500,000
Luxembourg
Income Tax
Gross operating loss carryforwards		1,041
Spain
Income Tax
Valuation allowance on net deferred tax assets		50
Income tax benefit			47
Malaysia
Income Tax
Valuation allowance on net deferred tax assets					$ 9
United States
Income Tax
Accounts payable related parties		21	$ 21
Expiration in 2028
Income Tax
Gross operating loss carryforwards		$ 1,319